NOTES PAYABLE (Details 2) - Medmen Enterprises Inc. [Member]	Jun. 26, 2021 USD ($)
June 25, 2022	$ 111,538,010
June 24, 2023	2,500,000
June 29, 2024
June 28, 2025
June 27, 2026
June 26, 2027 and Thereafter	85,595,896
Total Notes Payable	$ 199,633,906